Condensed Financial Information of the Parent Company (Details) - Condensed Statements of Cash Flows - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net (loss)/income	$ (652,728)	$ 1,066,375	$ 751,666
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in loss/(income) of subsidiaries	652,792	(1,066,375)	(751,666)
Net cash provided by operating activities	64
Net cash provided by investing activities
Net cash provided by financing activities
Net increase/decrease in cash	64
Cash at beginning of year
Cash at end of year	$ 64